Consolidated Statements of Cash Flows (Parenthetical) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Dividends payable	[1]	R$ 6,833	R$ 123,191
Acquisition of non controlling quotas not yet paid			R$ 657

[1]	On November 30, 2020, the partners approved a distribution of dividends in the amount of R$ 133,194, based on the available retained earnings and results for the accumulated period as a base or balance until the available data. As of December 31, 2020, the amount of R$ 37,426 was paid, with the outstanding balance of R$ 95,768 remaining on December 31, 2020. During the year of 2021 the outstanding balance was settled by Vinci. On December 31, 2020, the partners approved a distribution of dividends for the results of the current month. Based on the balance until the available data, Vinci settled an additional provision for dividends payable of R$ 27,423. As of December 3, 2021, the amount of R$ 20,590 was paid, with an outstanding balance of R$ 6,833 remaining. On January 21, 2022, the amount of R$ 2,470 were paid, remaining outstanding the amount of R$ 4,363.